accounting policy developments	6 Months Ended
Jun. 30, 2026
accounting policy developments
accounting policy developments
2	accounting policy developments

(a)Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

●	In May 2024, the International Accounting Standards Board issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The narrow-scope amendments are to address diversity in accounting practice in respect of: the classification of financial assets with environmental, social and corporate governance and similar features; and to clarify the date on which a financial asset or financial liability is to be de-recognized when using electronic payment systems. The new standard is effective for annual reporting periods beginning on or after January 1, 2026, and earlier adoption was permitted. Our existing practices were compliant with the amendments.

(b)Standards, interpretations and amendments to standards and interpretations not yet effective and not yet applied

●	In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and Disclosure in the Financial Statements, which sets out the overall requirements for presentation and disclosures in the financial statements and does not affect the recognition and measurement requirements of IFRS Accounting Standards. The new standard will replace IAS 1, Presentation of Financial Statements.

Although much of the substance of IAS 1, Presentation of Financial Statements, will carry over into the new standard:

The new standard incrementally will	Current assessment of the new standard’s requirements on our future presentation and disclosure

With a view to improving comparability amongst entities, require presentation in the statement of operations of a subtotal for operating profit and a subtotal for profit before financing and income taxes (both subtotals as defined in the new standard)

The presentation of certain immaterial amounts will shift among operating*, investing (new) and financing* categories of the statement of operations (as discussed further below)

With a view to improving comparability amongst entities, require limited changes to the statement of cash flows, including elimination of options for the classification of interest and dividend cash flows

The classification of interest paid and interest received will shift from being within operating activities (applying the indirect method) to within financing activities and within investing activities, respectively; our existing dividend cash flow classification is compliant with the new standard

Require disclosure and reconciliation, within a single financial statement note, of management-defined performance measures which are used in public communications to share management’s views of various aspects of an entity’s performance and are derived from the statement of income and other comprehensive income**

The incremental disclosure, which may be partially duplicative of non-GAAP and other financial measures disclosures, including reconciliations, not contained within the financial statements (including disclosures and reconciliations made in management’s discussion and analysis), will be presented with other non-standardized financial measures in our segment information note (as discussed further below)

Enhance the requirements for aggregation and disaggregation of financial statement amounts	Our existing aggregation and disaggregation practices are compliant with the new standard

The new standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. We are continuing to assess the impacts of the new standard and, other than as set out above, do not expect the totality of our financial disclosure to be materially affected by the application of the new standard.

Statement of income and other comprehensive income presentation Of most significance, relative to our historical practice, IFRS 18, Presentation and Disclosure in Financial Statements, will newly define what income and expenses are to be classified in the operating and financing categories of, and will newly introduce an investing category to, our statement of income and other comprehensive income.

The income and expenses arising from investments in associates and joint ventures accounted for applying the equity method will be classified in the newly introduced investing category of the statement of income and other comprehensive income. Relative to our historical practice (see Note 7), the possible effect of applying the new standard for primary financial statement purposes will be reclassifying equal and offsetting amounts between operating income* and investing income; such possible effect is not currently expected to be material.

Irrespective of an entity’s capital structure financial policies’ approach to cash management, the new standard prescribes that an entity such as ourselves classify any income generated from cash and cash equivalents as investing income. We manage our financing expense on a net basis by offsetting income on cash and cash equivalents against such expense and thus, historically, have not separately recognized such income as a revenue. Relative to our historical practice (see Note 9), the possible effect of applying the new standard for primary financial statement purposes will be to increase the investing income and financing expense* by equal and offsetting amounts; such possible effect is not currently expected to be material.

*	As presented prior to the application of the new standard.
**	Although there is no requirement for entities to use the same terminology, the new standard references this primary financial statement as the “statement of financial performance”.

The new standard requires that the income and expenses from other assets, such as investment properties (as defined by IFRS Accounting Standards), which do not comprise a specified main business activity and which generate a return individually and largely independently of our other resources, be classified in the newly introduced investing category of our statement of income and other comprehensive income. Relative to our historical practice, the possible effect of applying the new standard for primary financial statement purposes will be reclassifying equal and offsetting amounts between operating income* and investing income; such possible effect is not currently expected to be material.

Foreign exchange differences arise due to fluctuations in foreign exchange rates between the time of a foreign currency-denominated transaction and its settlement. We manage such differences as a part of our financing management. As such, we establish hedging relationships and apply hedge accounting for a significant portion of our U.S. dollar-denominated transactions. However, it is not practicable to establish hedging relationships and apply hedge accounting for all foreign currency-denominated transactions. In our instance, primarily in respect of unhedged foreign exchange exposures (or not accounted for as a foreign currency translation adjustments arising from translating financial statements of foreign operations), the new standard prescribes that the default classification for foreign exchange differences is to be operating activities, irrespective of an entity’s financing management. Relative to our historical practice (see Note 9), the possible effect of applying the new standard for primary financial statement purposes will be reclassifying any such equal and offsetting default foreign exchange differences between Goods and services purchased within operating activities* and financing expense*; such possible effect is not currently expected to be material.

Management-defined performance measures

IFRS 18, Presentation and Disclosure in Financial Statements will require financial statement disclosure of management-defined performance measures (which the new standard restricts to subtotals of income and expense and, among other requirements, which are used in public communications outside of the financial statements) and their reconciliation to the most directly comparable listed or required IFRS Accounting Standard totals or subtotals. Management-defined performance measures present management’s view of only limited aspects of management-defined financial performance as a whole*** and are not necessarily comparable with measures sharing similar labels or descriptions provided by other entities.

Judgment is required in identifying which of our measures may be management-defined performance measures. Due consideration must be given to the view that differing opinions may reasonably exist regarding what constitutes a performance measure and/or a management-defined performance measure, particularly so when a measure is multi-faceted and serves multiple purposes. On a continuing basis, as we continue to develop and evolve our business, we review and evolve our measures, including total of reportable segments measures and capital management measures, to identify those which may have become possible management-defined performance measures, and we review our possible management-defined performance measures to assess whether they may have ceased to be such.

*	As presented prior to the application of the new standard.
***	Free cash flow is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures disclosed by other issuers (see Note 3).

Our management-defined performance measures possibly include, among others, adjusted net income attributable to Common Shares (the numerator of adjusted net income per basic share). Adjusted net income excludes the effects of (if, and as, applicable):

●	Restructuring and other costs;
●	Real estate rationalization-related restructuring impairments;
●	Impairment of intangible assets and goodwill;
●	Gain on purchase of long-term debt;
●	Long-term debt prepayment premium; and
●	Income tax-related adjustments.

Adjusted net income attributable to Common Shares is a measure used to evaluate performance at a consolidated level and excludes items that, in management’s view, may obscure underlying trends in business performance or are atypical items that do not reflect our ongoing operations. It should not be considered an alternative to Net income (loss) in measuring our performance.

	Three-month period ended June 30, 2026					Six-month period ended June 30, 2026
	Unattributed amounts		Attributable to			Unattributed amounts		Attributable to
		Income tax	Common Shares [1]		Non-controlling		Income tax	Common Shares [1]		Non-controlling
(millions except per share amounts)	Total	effect	Total	Per basic share	interests	Total	effect	Total	Per basic share	interests
Reconciiation of net income (loss) with possible management-defined performance measure
Net income (loss)	$(1,830)		$(1,840)	$(1.17)	$10	$(1,686)		$(1,704)	$(1.09)	$18
Add (deduct):
Restructuring and other costs (Note 16(a))	189	$(23)	189	0.12	—	504	$(110)	504	0.32	—
Real estate rationalization-related restructuring impairments included in depreciation (Note 16(a))	—	$—	—	—	—	4	$(1)	4	—	—
Impairment of intangible assets and goodwill (Note 18(b))	2,135	$(219)	2,135	1.36	—	2,135	$(219)	2,135	1.36	—
Long-term debt prepayment premium (Note 9)	51	$(14)	51	0.03	—	51	$(14)	51	0.03	—
Income-tax related adjustments	(25)		(25)	(0.01)	—	(36)		(36)	(0.02)	—
Income tax on the above adjustments	(256)		(256)	(0.17)	—	(344)		(344)	(0.21)	—
Adjusted net income	$264		$254	$0.16	$10	$628		$610	$0.39	$18

			Possible management-defined performance measure					Possible management-defined performance measure

1

The amounts presented as being attributable to Common Shares are consistent with those that are disclosed and reconciled (as required by securities regulation) in Section 11.1 of the management’s discussion and analysis corresponding to these condensed interim consolidated financial statements.